Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 22, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%
Reclassification Of Other Financial Results To Income Tax			$ 161	$ 1,401
Metrogas [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		70.00%
Y T E C [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		51.00%
OPESSA [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		99.99%
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		100.00%